SCHEDULE OF PERFORMANCE SHARES UNITS ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	62,706	313,528
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 0.000002	$ 0.000002
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested	(62,706)	(250,822)
Weighted Average Grant Date Fair Value - Vested	$ 0.000002	$ 0.000002
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance		62,706
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 0.000002
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Forfeited		(172,584)
2024 Equity Incentive Plan [Member] | Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	506,596
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 6.73
Number of shares, Granted		506,596
Weighted Average Grant Date Fair Value - Granted		$ 6.73
Number of shares, Vested
Weighted Average Grant Date Fair Value - Vested
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance	506,596	506,596
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 6.73	$ 6.73